Accounts Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Accounts receivable	891,700	49,474
Allowance for credit losses	(21,658)	(1,721)
Accounts receivables, net	870,042	47,753

Schedule of Allowance for Expected Credit Losses of Accounts Receivable

The movement of allowance for expected credit losses of accounts receivable was as follows:

	As of June 30,
	2025	2024
	USD	USD
Balance at beginning of the year	(1,721)	(6,442)
Allowance provided during the year	(19,772)	-
Reversal	-	4,735
Foreign currency translation adjustment	(165)	(14)
Balance at end of the year	(21,658)	(1,721)